(Write-down) and Gain (Loss) on Sale of Vessels and Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011 Vessel
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels	$ (1,638)	$ (76,782)	$ (24,542)
Early termination fees	68,172	71,905	64,166
Teekay Corporation [Member]
Property, Plant and Equipment [Line Items]
Early termination fees		11,300	14,700	4,500	6,800	14,700
Shuttle Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of vessels							4
Write down and gain (loss) on sale of vessels	(1,638)	(76,782)	(24,542)
Shuttle Tanker [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			5
1993-built shuttle tankers [Member] | Shuttle Tanker [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description	In the third quarter of 2012, a 1993-built shuttle tanker was written down to its estimated fair value due to a change in the operating plan for the vessel. In the third and fourth quarters of 2012, two shuttle tankers, which were written down in 2011, were further written down to their estimated fair value upon sale in 2012
1992-built shuttle tanker [Member] | Shuttle Tanker [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description	In the fourth quarter of 2012, a 1992-built shuttle tanker, which was written down in 2010, was further written down to its estimated fair value and classified as held-for-sale as at December 31, 2012. The vessel was sold in 2013. In the fourth quarter of 2012, a 1995-built shuttle tanker was written down to its estimated fair value due to the age of the vessel and the requirements of trading in the North Sea and Brazil and the weak tanker market. The estimated fair value of the vessel was determined using discounted cash flows. The estimated fair value for each of the other four vessels written down in 2012 was determined using appraised values.
1990s-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description	In 2014, the carrying value of one of the Partnership's 1990s-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write-down was the result of the vessel charter contract expiring in early-2015.
Write down and gain (loss) on sale of vessels	4,800	76,800
1990s-built shuttle tankers [Member] | Two vessels [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels		37,200	19,300
Ownership interest		50.00%	67.00%
1990s-built shuttle tankers [Member] | Shuttle Tanker [Member] | Impaired Asset [Member] | Appraised Value [Member]
Property, Plant and Equipment [Line Items]
Number of vessels		6
1990s-built shuttle tankers [Member] | Shuttle Tanker [Member] | Impaired Asset [Member] | Appraised Value [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	1
1990s-built shuttle tankers [Member] | Recontracting [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description	Of the six vessels, during the third quarter of 2013, four of the shuttle tankers were written down as the result of the re-contracting of one of the vessels, which the Partnership owns through a 50%-owned subsidiary, at lower rates than expected during the third quarter of 2013, the cancellation of a short-term contract which occurred in September 2013 and a change in expectations for the contract renewal for two of the shuttle tankers, one operating in Brazil, and the other, which the Partnership owns through a 50%-owned subsidiary, in the North Sea.
1990s-built shuttle tankers [Member] | Cancellation [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description	In the fourth quarter of 2013, two shuttle tankers, which the Partnership owns through a 67%-owned subsidiary, were written down due to a cancellation of a contract renewal and expected sale of an aging vessel to their estimated fair value. One of these two vessels was also written down in 2012.
1995-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels	$ 3,100